FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Apr. 30, 2024	Dec. 31, 2023 USD ($)
Financial Risk Management [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	$ 169,400
Closing foreign exchange rate	1.0350	1.0350
Cash and cash equivalents, including restricted cash	$ 1,000
Trade and other payables	66,611			$ 72,528
Impact of ten percent strengthening of foreign currency against the euro	4,300
Impact of ten percent weakening of foreign currency against the euro	4,300
Cash and cash equivalents, including restricted cash	56,449			63,269
Marketable securities	112,949			151,683
Trade and other receivables	54,823			46,158
Government treasury certificates
Financial Risk Management [Line Items]
Marketable securities	50,525			151,683
Money market funds
Financial Risk Management [Line Items]
Marketable securities	62,424			$ 0
New Bonds
Financial Risk Management [Line Items]
Interest rate on bonds			4.50%
Euro
Financial Risk Management [Line Items]
Cash	146,200	€ 141.3
Other assets and trade and other payables	71,900	69.5
Trade and other payables	28,700	€ 27.7
Balances denominated in foreign currency	43,200
US Dollars
Financial Risk Management [Line Items]
Cash	$ 22,200